Subsequent Events - Additional Information (Detail) - $ / shares		1 Months Ended
	Mar. 14, 2019	Mar. 31, 2019	May 31, 2018	Dec. 31, 2018	Dec. 17, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Ordinary stock, shares issued				1,533,071,169
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary stock, shares issued			30,000,000	874,071,169		842,071,169
American Depositary Shares [Member]
Subsequent Event [Line Items]
Ordinary stock, shares issued					400,000
Ordinary stock, shares converted			6,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend , per share	$ 0.19
Dividends Payable, date to be paid	Apr. 26, 2019
Dividends Payable, date of record	Apr. 05, 2019
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary stock, shares issued		17,000,000
Subsequent Event [Member] | American Depositary Shares [Member]
Subsequent Event [Line Items]
Ordinary stock, shares converted		3,400,000